Summary of significant accounting policies - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Maximum	Mar. 31, 2013 Building Maximum	Mar. 31, 2013 Building Minimum	Mar. 31, 2013 Machinery and equipment Maximum	Mar. 31, 2013 Machinery and equipment Minimum	Mar. 31, 2013 Assets Leased to Others Maximum	Mar. 31, 2013 Assets Leased to Others Minimum	Mar. 31, 2013 Automobile Loan Maximum	Mar. 31, 2013 Automobile Loan Minimum	Mar. 31, 2013 Finance leases Maximum	Mar. 31, 2013 Finance leases Minimum
Significant Accounting Policies [Line Items]
Investments in non-public companies stated at cost	Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost.	Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost.
Advertising costs	$ 3,518	¥ 330,870	¥ 304,713	¥ 308,903
Research and development costs	8,585	807,454	779,806	730,340
Cash equivalents maturity period					3 months
Contract period												7 years	2 years	5 years	2 years
Inventories, LIFO basis	2,340	220,082	220,582
Inventory increase had LIFO been replaced by FIFO basis	$ 712	¥ 66,979	¥ 56,799
Property, plant and equipment, estimated useful lives						65 years	2 years	20 years	2 years	5 years	2 years
Intangible assets with a definite life, estimated useful lives	5 years	5 years